Schedule of Maturities of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 750
2025	1,750
2026 and thereafter
Plus: accrued interest	388
Less: Discount	(21)	$ (138)
Total debt	$ 2,867	$ 5,425